CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income	$ 2,044	$ 910
Adjustments to reconcile net income to net cash provided by operating activities:
Interest capitalized on interest-bearing time deposits with other banks	(150)	(173)
Amortization of securities, net	495	225
Writedown of available-for-sale securities	12
Gain on sale of available-for-sale securities	(125)	(445)
Change in deferred origination costs (fees), net	(359)	(155)
Provision for loan losses	320	495
Loss on sale of other real estate owned	38	28
Depreciation and amortization	220	216
Accretion on impairment of operating lease	(45)	(45)
Increase in other assets	(516)	(14)
Increase in interest receivable	(55)	(59)
Decrease (increase) in taxes receivable	676	(829)
Deferred income tax expense	164	828
Increase in cash surrender value of bank owned life insurance	(208)	(160)
Excess tax benefit related to stock based compensation	(2)
Stock based compensation	82	29
Increase in other liabilities	382	236
Decrease in interest payable	(7)	(9)
Net cash provided by operating activities	2,966	1,078
Cash flows from investing activities:
Maturities and redemptions of interest-bearing time deposits with other banks	1,089	1,409
Purchase of Federal Home Loan Bank stock	(20)
Redemption of Federal Home Loan Bank stock	91
Purchases of available-for-sale securities	(67,730)	(36,465)
Proceeds from maturities of available-for-sale securities	28,761	18,501
Proceeds from sale of available-for-sale securities	4,249	8,274
Loan originations and principal collections, net	(14,941)	(264)
Loans purchased	(4,603)	(11,090)
Recoveries of loans previously charged off	15	5
Proceeds from sale of other real estate owned	111	40
Purchases of bank owned life insurance	(2,140)
Investment in limited partnership	(381)	0
Capital expenditures	(360)	(374)
Net cash used in investing activities	(55,859)	(19,964)
Cash flows from financing activities:
Net (decrease) increase in demand deposits, NOW and savings accounts	(158)	76,550
Decrease in time deposits	(4,210)	(1,052)
Net increase in securities sold under agreements to repurchase	21	313
Proceeds from issuance of preferred stock		9,000
Preferred stock issuance costs		(53)
Proceeds from issuance of common stock	28	4
Redemption of preferred stock		(4,200)
Excess tax benefit to stock based compensation	2
Dividends paid - preferred stock	(134)	(252)
Dividends paid - common stock	(436)	(415)
Net cash (used in) provided by financing activities	(4,887)	79,895
Net (decrease) increase in cash and cash equivalents	(57,780)	61,009
Cash and cash equivalents at beginning of year	91,880	30,871
Cash and cash equivalents at end of year	34,100	91,880
Supplemental disclosures:
Interest paid	1,048	1,526
Income taxes (received) paid	(133)	417
Loan transferred to other real estate owned	362
Loan originated to finance sale of other real estate owned		282
Increase in common stock dividends held in escrow	$ 3	$ 3